SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues		$ 997	$ 817	$ 1,926	$ 1,656
Other income		6	5	70	19
Direct operating costs	[1]	(296)	(249)	(587)	(587)
Share of revenue, other income and direct operating costs from equity-accounted investments		5	5	10	13
Management service costs		(43)	(47)	(95)	(102)
Interest expense		(200)	(168)	(373)	(336)
Current income taxes		(29)	(18)	(67)	(31)
Share of interest and cash taxes from equity-accounted investments		(1)	(2)	(3)	(4)
Share of Funds From Operations attributable to non-controlling interests		(258)	(204)	(547)	(363)
Depreciation		(286)	(275)	(582)	(565)
Foreign exchange and financial instrument gain (loss)		3	(18)	(30)	16
Deferred income tax recovery (expense)		(41)	2	(41)	19
Other		0	(31)	(26)	(177)
Dividends on class A exchangeable shares		(55)	(52)	(110)	(104)
Remeasurement of BEPC exchangeable and BEPC class B shares		1,080	694	171	788
Share of earnings from equity-accounted investments		(3)	(4)	(8)	(8)
Net income attributable to the partnership		167	156	362	368
Net income (loss) attributable to the partnership		1,046	611	70	602
Share earnings (loss) from equity-accounted investments		1	(1)	(1)	1
Net income (loss) attributable to participating non-controlling interests		91	(48)	(185)	(5)
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		438	373	825	742
Other income		16	11	57	24
Direct operating costs		(151)	(128)	(302)	(259)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		303	256	580	507
Management service costs		(38)	(47)	(90)	(102)
Interest expense		(75)	(63)	(136)	(128)
Current income taxes		(9)	(7)	(20)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		181	139	334	265
Depreciation		(127)	(122)	(259)	(248)
Foreign exchange and financial instrument gain (loss)		(14)	(25)	(37)	(27)
Deferred income tax recovery (expense)		(11)	8	5	21
Other		(8)	(31)	(34)	(93)
Dividends on class A exchangeable shares		(55)	(52)	(110)	(104)
Remeasurement of BEPC exchangeable and BEPC class B shares		1,080	694	171	788
Share of earnings from equity-accounted investments		0	0	0	0
Net income attributable to the partnership		0	0	0	0
Net income (loss) attributable to the partnership		1,046	611	70	602
Interest expense including dividends on class A exchangeable shares		255	220	483	440
Contribution from equity- accounted investments
Disclosure of operating segments [line items]
Revenues		(12)	(9)	(25)	(22)
Other income		0	0	0	0
Direct operating costs		7	4	15	9
Share of revenue, other income and direct operating costs from equity-accounted investments		5	5	10	13
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		1	2	3	4
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		(1)	(2)	(3)	(4)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Depreciation		3	3	6	6
Foreign exchange and financial instrument gain (loss)		0	1	2	2
Deferred income tax recovery (expense)		0	0	0	0
Other		0	0	0	0
Dividends on class A exchangeable shares		0	0	0	0
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Share of earnings from equity-accounted investments		(3)	(4)	(8)	(8)
Net income attributable to the partnership		0	0	0	0
Net income (loss) attributable to the partnership		0	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues		571	453	1,126	936
Other income		(10)	(6)	13	(5)
Direct operating costs		(152)	(125)	(300)	(337)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		409	322	839	594
Management service costs		(5)	0	(5)	0
Interest expense		(126)	(107)	(240)	(212)
Current income taxes		(20)	(11)	(47)	(19)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(258)	(204)	(547)	(363)
Funds From Operations		0	0	0	0
Depreciation		(162)	(156)	(329)	(323)
Foreign exchange and financial instrument gain (loss)		17	6	5	41
Deferred income tax recovery (expense)		(30)	(6)	(46)	(2)
Other		8	0	8	(84)
Dividends on class A exchangeable shares		0	0	0	0
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Share of earnings from equity-accounted investments		0	0	0	0
Net income attributable to the partnership		167	156	362	368
Net income (loss) attributable to the partnership		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		608	463	1,177	941
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		307	243	573	478
Other income		4	10	24	17
Direct operating costs		(109)	(96)	(216)	(179)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		202	157	381	316
Management service costs		0	0	0	0
Interest expense		(46)	(31)	(84)	(67)
Current income taxes		(9)	(5)	(19)	(10)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		147	121	278	239
Wind
Disclosure of operating segments [line items]
Revenues		157	144	340	346
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		43	47	95	113
Other income		3	0	5	4
Direct operating costs		(13)	(8)	(27)	(33)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		33	39	73	84
Management service costs		0	0	0	0
Interest expense		(7)	(10)	(14)	(20)
Current income taxes		(1)	(2)	(1)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		25	27	58	62
Solar
Disclosure of operating segments [line items]
Revenues		166	144	294	252
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		51	49	90	86
Other income		9	1	21	3
Direct operating costs		(11)	(12)	(24)	(24)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		49	38	87	65
Management service costs		0	0	0	0
Interest expense		(14)	(13)	(25)	(27)
Current income taxes		1	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		36	25	62	38
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		66	66	115	117
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		37	34	67	65
Other income		0	0	7	0
Direct operating costs		(16)	(12)	(33)	(23)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		21	22	41	42
Management service costs		0	0	0	0
Interest expense		(4)	(5)	(9)	(10)
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		17	17	32	32
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		0	0	0	0
Direct operating costs		(2)	0	(2)	0
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		(2)	0	(2)	0
Management service costs		(38)	(47)	(90)	(102)
Interest expense		(4)	(4)	(4)	(4)
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (44)	$ (51)	$ (96)	$ (106)

[1]	Direct operating costs exclude depreciation expense disclosed below.